COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) $ in Thousands	Dec. 31, 2023 ARS ($)
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 1,323,792
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 1,323,792